Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities and Long-term Loans (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 32,532	$ 5,105	¥ 23,636
Payables to suppliers	8,542	1,340	7,259
Payables for service fee	6,876	1,079	7,146
Other taxes payable	5,014	787	5,595
Product warranty liability	4,758	747	4,856	$ 762	¥ 2,675
Consideration payable to an equity method investment	2,800	439
Accrued interests	769	121	2,526
Current portion of a long-term loan from a third party			30,000
Others	560	88	560
Total	¥ 61,851	$ 9,706	¥ 81,578